Operating performance	12 Months Ended
Jun. 30, 2024
Operating performance [Abstract]
Operating performance
2	Operating performance

Revenue is recognized either at a point in time or over time, when (or as) Carbon Revolution satisfies performance obligations by transferring the promised goods or services to its customers, regardless of when the payment is received.  Revenue is measured at the fair value of consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty.  Carbon Revolution has concluded that it is the principal in all of its revenue arrangements since it is the primary obligor in all the revenue arrangements, has pricing discretion, and is also exposed to inventory and credit risks.

2.1	Revenue from contracts with customers

In addition to the comments in Note 2.2.1 the disclosure requirements arising from IFRS 15, Revenue from Contracts with Customers, are grouped together in this note.

Disaggregation of revenue	2024 $’000	2023 $’000	2022 $’000
External revenue by product lines
Sale of wheels	67,560	37,477	38,276
Engineering services	2,569	530	464
Sale of tooling	1,330	253	1,596
Total Revenue	71,459	38,260	40,336

	2024 $’000	2023 $’000	2022 $’000
External revenue by timing of revenue
Goods transferred at a point in time	12,307	18,885	15,730
Goods transferred over time	55,253	18,592	22,546
Services transferred at a point in time - tooling	1,330	253	1,277
Services transferred over time
- Engineering	2,569	530	464
- Tooling	-	-	319
Total revenue	71,459	38,260	40,336

	2024 $’000	2023 $’000
Contract assets
Opening balance	8,239	5,909
Additions	50,849	24,821
Utilization of prepayment	15,921	-
Advance payments	(30,212)	(13,064)
Transfer to trade receivables	(30,845)	(9,427)
Total contract assets	13,952	8,239

	2024 $’000	2023 $’000
Contract liabilities
Opening balance	2,503	781
Additions	7,025	2,505
Revenue recognized	(3,899)	(783)
Total Contract liabilities	5,629	2,503

Contract liability – current	1,102	748
Contract liability – non current	4,527	1,755
Total contract liabilities	5,629	2,503

2.2	Other income

	2024 $’000	2023 $’000	2022 $’000

Government grants	1,936	2,777	3,506
Interest income*	-	61	94
Unrealized foreign exchange gain*	-	-	448
Other income	212	258	272
Total other income	2,148	3,096	4,320

*
Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss was classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain: 2022: $0.4 million; Interest income: 2023: $0.1 million, 2022: $0.1 million).

2.2.1	Information about revenue and other income

In accordance with IFRS 15, Revenue from Contracts with Customers, Carbon Revolution recognizes as revenue from contracts with customers the amount that is received as consideration for the transfer of goods or services to customers. The relevant point in time or period of time is the transfer of control of the goods or services to the customer (control approach).

To determine when to recognize revenue and at what amount, the five-step model is applied. By applying the five-step model to contracts with customers, distinct performance obligations are identified. The transaction price is determined – and allocated to the performance obligations – according to the requirements of IFRS 15. The allocation of the transaction price in the case of more than one performance obligation at hand would be performed by using observable prices if possible. Otherwise, the allocation would be performed using the adjusted market assessment approach or the approach of cost plus a margin. For every performance obligation that, in accordance with IFRS 15, is distinct within the context of the contract, the revenue recognition is determined to be at a point in time or to be satisfied over time.

Sale of wheels and tooling

Revenue from the sale of Carbon Revolution wheels and tooling is based on the contracted sales price. Discounts on the invoice amounts can be granted to the customer in return for significant advance payments, $1.4 million of discounts is provided to one of the main customers during the year for the advance payment arrangement (2023: nil). All sales relate to customer-specific products and revenue is recognized over time when there is an enforceable right to payment and no alternative use. Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service. Payment terms for both revenue recognized over time and at a point in time depend on the individual customer and are on average between 60 and 120 days.

Sales are recognized when control is transferred. Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

•	the customer simultaneously receives and consumes the benefits provided by Carbon Revolution;
•	Carbon Revolution’s performance creates or enhances an asset that the customer controls as Carbon Revolution performs; or
•	Carbon Revolution’s performance does not create an asset with an alternative use to Carbon Revolution and Carbon Revolution has an enforceable right to payment for performance completed to date.

The output-based measurement method is used for revenue recognized over time based on products ready to be picked up by the customer or shipped to the customer or where applicable a practical expedient is used based on the date of invoice. Specifically, Carbon Revolution recognized revenue when the completed wheels are boxed and made ready for shipment or when wheels are transferred to freight forwarders depending on the contract terms.

Under Carbon Revolution’s standard contract terms, end customers have a right to claim for faulty wheels within a specified warranty period. While a warranty provision is recorded at the time of the product sale based on an assessment of possible future claims, historically, Carbon Revolution has not experienced material warranty claims.

Rendering of services

Revenue from a contract to provide engineering, design and testing services is recognized over time based on the stage of completion of the contract. The Group have assessed that the stage of completion determined as the proportion of the milestones achieved under the customer contract is an appropriate measure of progress towards complete satisfaction of these performance obligations under IFRS 15.

In certain circumstances where a contract to provide engineering, design and testing services is only fulfilled with the delivery of certain prototypes, the revenue is recognized at a point in time. The recognition occurs when Carbon Revolution transfers the prototype wheels to the buyer and with it the significant risks and rewards of ownership, in accordance with the relevant customer contracted commercial terms.

Contract assets and contract liabilities

Contract assets arise from customer-specific goods and services where performance obligations are delivered in advance of the right to invoice for revenue recognized over time. Contract assets are reduced when the customer is invoiced.

Contract assets are created when the wheels have completed the final production inspection, and are boxed and available for shipment.

Contract liabilities include advance payments by customers for deliveries of goods and for services to be performed. In the case of these advance payments by customers for deliveries of goods and for services to be performed, for which contract liabilities are recognized, the customer has already paid the consideration – or part of the consideration – but Carbon Revolution has not yet satisfied its performance obligation or has done so only to a limited extent. The provision of the corresponding services to the customers by Carbon Revolution in these cases reduces the level of the associated contract liabilities.

Interest income

Interest income is recognized on a time proportionate basis that takes into account the effective yield on the financial asset.

Government grants

Government grants income includes amounts received or receivable by Carbon Revolution.  Grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions have been complied with.  When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to Carbon Revolution with no future related costs are recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income in the period in which they become receivable.  When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

2.3	Segments

Carbon Revolution operates in one business segment, being the manufacture and sale of carbon fiber wheels. This single segment is based on the internal reports that are reviewed and used by the Chief Executive Officer, who is also the Chief Operating Decision Maker (“CODM”), in assessing performance and determining allocation of resources. The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements. Revenue is allocated based on the domicile of the Carbon Revolution entity that is responsible for contracting and fulfilment with customers. Carbon Revolution PLC, domiciled in the Republic of Ireland, is the parent of the Carbon Revolution consolidated group in 2024. Consequently, prior period results have been reclassified between countries of origination.

Included in revenues, are revenues of $67.0 million (2023: $35.8 million, 2022: $39.3 million) which arose from sales to the Carbon Revolution’s four major customers, representing 44% (2023: 31%, 2022: 20%), 31% (2023: 12%, 2022: 2%), 19% (2023: 50%, 2022: 38%) and 5% (2023: 6%, 2022: 39%) of Carbon Revolution’s revenue. No other single customers contributed 10 per cent or more to Carbon Revolution’s revenue in either 2022, 2023 or 2024.

Revenue originated and non-current assets by geography comprise:

	2024 $’000	2023* $’000	2022* $’000
Revenue
Ireland	-	-	-
Australia	71,459	38,260	40,336
	71,459	38,260	40,336

Non-current assets
Ireland	-	-	-
Australia	7,001	86,858	79,544
	7,001	86,858	79,544

*
Prior periods were reclassified to reflect the current presentation as a result of Carbon Revolution PLC becoming the legal parent of the Group in 2024. More details see the Transaction described in note 6.7.

2.4	Expenses by nature

Finance costs	2024 $’000	2023 $’000	2022 $’000
Cash interest on third party borrowings	9,187	2,676	552
Interest on lease liabilities	291	297	301
Effective interest on third party borrowings	16,032	1,448	-
Loss on modification	882	-	-
Loss on extinguishment	2,084	-	-
Supplier financing costs	954	446	213
Interest other	606	635	324
Realized foreign exchange loss*	64	-	-
	30,100	5,502	1,390
Salaries and employee benefit expense
Wages and salaries	53,224	39,023	33,370
Post-employment benefits (defined contribution plans)	4,464	3,379	2,838
Share-based payments expense	(196)	3,091	3,167
	57,492	45,493	39,375
Depreciation and amortization
Property, plant and equipment	9,089	7,382	6,919
Right of use assets	742	695	656
Capitalized development costs	3,312	2,376	1,307
Patents and trademarks	75	89	84
	13,218	10,542	8,966
Research and development expense
Research and development**	16,951	16,180	16,933
Impairment and write-offs of intangible assets	19,151	-	-
	36,102	16,180	16,933

*
Realized foreign exchange loss for the year ended June 30, 2024 has been classified in finance costs. The comparative period disclosure has not been restated as the amounts are immaterial (Realized foreign exchange gain 2023: $0.2 million, Realized foreign exchange loss: 2022: $0.1 million). The amounts were recognized in other income and administrative expenses respectively in comparative periods.

**	Research and development included amortization of capitalised research and development expenses and wages and salaries of employees in research and development function.

2.4.1	Information about expenses

Effective interest on third party borrowings

The Group’s finance costs, includes borrowing costs for the USD term loan, OIC Class A and B preferred shares and OIC Series 2024-A notes. They are calculated under the effective interest method. Refer to Note 4.2 for more information. The Group’s policy is to present interest and related borrowing cost payments as an operating activity within the Consolidated Statement of Cash flows.

Share based payments

Carbon Revolution operates several employee incentive schemes to remunerate employees, including senior executives, in the form of share-based payments. Refer to note 4.5 for information on share-based payments.

Depreciation

Property, plant and equipment, including leasehold improvements, are depreciated over their estimated useful lives, commencing from the time the asset is held ready for use. Leasehold improvements are depreciated over the lesser of the assets estimated useful life and the expected term of the lease.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If Carbon Revolution is reasonably certain to exercise a purchase option or if the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, the right-of-use asset is depreciated over the underlying asset’s useful life.

Depreciation is mainly included in cost of goods sold and research and development expense as it is directly attributable to the cost of producing wheels and developing new carbon fiber wheel core technologies and structures. The depreciation periods and method for each class of assets are:

Class of fixed asset	Depreciation period	Depreciation method
Leasehold improvements	Shorter of 20 years or the remaining term of the lease	Straight line
Manufacturing equipment	4 to 20 years (2023 and 2022: 2 to 10 years)	Straight line (2023 and 2022: diminishing value)
Tooling	5 to 10 years (2023 and 2022: 3 to 10 years)	Straight line (2023 and 2022: diminishing value)
Other equipment	3 to 20 years (2023 and 2022: 3 to 5 years)	Straight line (2023 and 2022: diminishing value)

Change in depreciation method and re-assessment of useful lives

Carbon Revolution, in 2023 and 2022, used the diminishing value depreciation method for its operating subsidiaries. In recent years, Carbon Revolution has been updating and investing in its manufacturing facilities and methods including deployment of the Mega Line production process. In response to such updates, Carbon Revolution, effective July 1, 2023, changed to a straight line depreciation method and reassessed the useful lives of its assets because Carbon Revolution believes it better reflects the future economic benefit from the stable usage of property, plant and equipment. The impact of the change in depreciation method is recognized prospectively as a change in accounting estimates in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The impact of the change in the depreciation method in the current period is a reduction in the depreciation charge of $0.5m.

Research and development expenses

Research and development expenses primarily consist of
(i)	purchases of supplies and materials used in our research and development projects,
(ii)	salaries, bonuses and related expenses for personnel engaged in research and development,
(iii)	consumption of low-value consumables used in our research and development projects,
(iv)	depreciation of property, plant and equipment used in connection with our research and development efforts, and
(v)	amortization of capitalized development costs.

Expenditure on research activities is recognized as an expense in the period in which it is incurred. Refer to note 3.5 Intangible assets for further information in relation to capitalized development costs, patents and trademarks.

2.5	Earnings per share

The calculation of the basic and diluted earnings per share is based on the following data:

	2024 $’000	2023 $’000	2022 $’000
The following reflects the income used in the basic and diluted earnings per share computations:
a) Earnings used in calculating earnings per share
Earnings/(loss) for the purposes of basic earnings per share being loss for the year	(221,083)	(79,223)	(47,821)
Effect of dilutive potential ordinary shares	-	-	-
Earnings/(loss) for the purposes of diluted earnings per share	(221,083)	(79,223)	(47,821)

b) Weighted average number of shares	No.’000	No.’000	No.’000
Weighted average number of ordinary shares for the purposes of basic earnings per share*	1,880	1,338	1,322
Effect of dilutive potential ordinary shares

Loss per share
Basic	$(117.61)	$(59.20)	$(36.17)
Diluted	$(117.61)	$(59.20)	$(36.17)

*
The comparative periods were restated by the exchange ratio of 0.00642 as established in the Transaction as described in Note 6.7. The exchange ratio was applied to the number of shares to calculate the adjusted weighted average shares.

As Carbon Revolution is in losses for each year presented, there are no potential dilutive ordinary shares on issue.

There have been no transactions involving ordinary shares that would significantly change the number of ordinary shares outstanding between June 30, 2024 and the date of the completion of these financial statements.

2.6	Finance Income

	2024 $’000	2023 $’000	2022 $’000

Gain on remeasurement of warrant liabilities	6,687	-	-
Unrealized foreign exchange gain*	2,101	-	-
Interest income*	202	-	-
Total finance income	8,990	-	-

*
Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income unless otherwise stated. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss were classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain was classified as other income 2022: $0.4 million; Interest income was classified as other income 2023: $0.1 million, 2022: $0.1 million).